Stock Authorization and Issuance	9 Months Ended
Sep. 30, 2011
Stockholders' equity
Stock Authorization and Issuance

Note 13 - Stock Authorization and Issuance

On July 20, 2011, Phoenix International (China) Limited and its shareholders, Guolin Yang, Zhenping Wang, Hongdong Xu, and Jun Liang, (collectively, the "Shareholders") entered into a Share Exchange Agreement with TK Star Design Inc ("PUBCO"). Pursuant to the terms of the Share Exchange Agreement, PUBCO agreed to acquire all of the issued and outstanding shares of Phoenix International from the Shareholders in exchange for PUBCO to issue an aggregate of 36,351,500 shares of common stock to the Shareholders, at $0.001 par value per share (the "Share Exchange"), which, upon completion of the transactions contemplated by the Share Exchange Agreement, constitutes a controlling majority of PUBCO's issued and outstanding shares of common stock.  Upon consummation of the Share Exchange, Phoenix International became a wholly-owned subsidiary of PUBCO.

Immediately upon the entry of the Share Exchange Agreement on July 20, 2011, PUBCO entered into Subscription Agreements with a group of accredited investors ("Investors").   Pursuant to the Subscription Agreements, the Investors purchased (i) 615,000 shares of the PUBCO's common stock (the "Purchased Shares") for the purchase price of $1.00 per share; (ii) Series A share purchase warrants to purchase, individually one share of the PUBCO's common stock and, collectively, 1,230,000 shares of the PUBCO's common stock (the "Series A Warrants"); (iii) Series B share purchase warrants to purchase, individually one share of the PUBCO's common stock and, collectively, 1,230,000 shares of the PUBCO's common stock (the "Series B Warrants"); (iv) Series C share purchase warrants to purchase, individually one share of the PUBCO's common stock and, collectively, 615,0000 shares of the PUBCO's common stock (the "Series C Warrants"); and (v) Series D share purchase warrants  to purchase , individually one share of the PUBCO's common stock and, collectively, 615,000 shares of the PUBCO's common stock (the "Series D Warrants") (collectively, the Series A Warrants, the Series B Warrants, the Series C Warrants and the Series D Warrants, the "Warrants"). Each purchase of a Purchased Shares entitles the Investors to two shares of Series A Warrants, two shares of Series B Warrants, one share of Series C Warrants and one share of Series D Warrants.

Pursuant to the Subscription Agreements and the related Registration Rights Agreements, PUBCO has agreed to file a resale Registration Statement on Form S-1  within 45 days following the closing of the Subscription Agreements ("Required Filing Date") registering the Purchased Securities (together the "Registrable Securities") with the Securities and Exchange Commission (the "SEC").   In the event PUBCO has not filed the Registration Statement by the Required Filing Date, or the Registration Statement is not declared effective by the SEC by 120 days after the Required Filing Date, PUBCO has agreed to pay liquidated damages to each Investor, from and including the day following such Filing Default until the date that the Registration Statement is filed with the SEC, or until the Registration Statement is declared effective, as applicable, at a rate per month (or portion thereof) equal to 0.50% of the total purchase price of the Shares purchased by such Investor pursuant to the Purchase Agreement.  In no event, however, may the penalties exceed 9% in the aggregate of such total purchase price.

Immediately upon the entry of Share Exchange Agreement and Purchase Agreement on July 20, 2011, PUBCO authorized the conversion of unpaid convertible promissory notes in the total amount of $ 5,870.20 into 5,870,200 shares of common stock, at the conversion price of $ 0.001 per share.

Immediately upon the entry of the Subscription Agreements on July 20, 2011, PUBCO entered into a Communications Services Agreement ('Services Agreement") with JOL Group, LLC under which JOL Group, LLC will provide PUBCO with the communications and marketing services and PUBCO will pay $ 400,000 for JOL Group, LLC's services. $ 260,000 will be paid upon the closing of the said Subscription Agreements and $ 140,000 will be paid by the 105th day following the closing of the Subscription Agreements. Mr. Guolin Yang, a major shareholder of PUBCO upon completion of the share exchange transaction, will have 900,000 shares of common stock owned by him to be placed in an escrow account as collateral for the timely payment of $ 140,000.